Accounts payable and accrued liabilities (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Project related accounts payables, and other accounts payable	$ 1,389,038	$ 960,612
Accrued liabilities	4,147,032	1,014,930
Total accounts payable and accrued liabilities	$ 5,536,070	$ 1,975,542